Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (28,156)	$ (29,321)
Other comprehensive income (loss):
Foreign currency translation adjustments	1,346	100
Net unrealized gain (loss) on marketable securities	11	1
Total comprehensive loss	$ (26,799)	$ (29,220)